Revenues - Schedule of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 329,479,916	$ 199,015,036	$ 98,237,569
Product Sales
Revenues	273,202,495	167,136,099
Product Sales
Revenues	302,098,523	176,097,737	95,572,904
Product Sales | Consignment Arrangement
Revenues	28,896,028	8,961,638
Services
Revenues	$ 27,381,393	$ 22,917,299	$ 2,664,665